Earnings per share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

19. Earnings per share

Basic and diluted net earnings per share for each period presented are calculated as follows:

	December 31,
	2011	2012	2013
	US$	US$	US$
Numerator:
Net income	102,297,870	156,997,595	126,356,264
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic	102,297,870	156,997,595	126,356,264
Interest expense associated with the Convertible Note	-	-	798,984
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - diluted	102,297,870	156,997,595	127,155,248
Denominator:
Number of shares outstanding, basic	151,314,945	144,258,862	145,733,028
Convertible Note (Note 11)	-	-	2,038,808
Stock options	-	472,152	1,692,720

Number of shares outstanding-diluted	151,314,945	144,731,014	149,464,556

Basic earnings per share	0.68	1.09	0.87

Diluted earnings per share	0.68	1.08	0.85

During the year ended December 31, 2013, 1,123,723 (2011: 7,060,214; 2012: 2,945,360) stock options were excluded from the calculation of earnings per share because their effect would be anti-dilutive.